UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-3346

                             Oppenheimer Value Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

April 30, 2003

       Oppenheimer
       Value Fund


                                   Management
                                  Commentaries
                                       and
                                   Semiannual
                                     Report


MANAGEMENT COMMENTARIES
    Performance Update
    Investment Strategy Discussion
    Listing of Top Holdings
SEMIANNUAL REPORT AND FINANCIAL STATEMENTS
    Listing of Investments
    Financials

"We believe that the Fund's strong relative performance reflects the success of its investment approach, which emphasizes fundamental research into individual companies. More specifically, we look for companies that we believe have the ability to generate strong cash flows and earnings over long periods of time."

                                     [LOGO]
                               OppenheimerFunds[R]
                             The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer Value Fund seeks long-term growth of capital by investing primarily in common stock with low price-earnings ratios and better-than-anticipated earnings. Realization of income is a secondary consideration.

Fund Highlight
The Fund's Class A shares ranked in the top 10% of the 384 funds in the Lipper Large-Cap Value funds category, for the one-year period ended April 30, 2003. 1

    MANAGEMENT
    COMMENTARIES
    AND ADDITIONAL
    DISCLOSURES

 1  Letter to Shareholders

 2  An Interview
    with Your Fund's
    Manager

25  Directors and
    Officers Listing

28  Privacy Policy Notice

    SEMIANNUAL
    REPORT AND
    FINANCIAL
    STATEMENTS

 7  Statement of
    Investments

 9  Statement of Assets
    and Liabilities

11  Statement of Operations

12  Statements
    of Changes
    in Net Assets

13  Financial Highlights

18  Notes to Financial Statements

Cumulative Total Returns*
          For the 6-Month Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A       5.38%       -0.68%
---------------------------------
Class B       4.99        -0.01
---------------------------------
Class C       4.99         3.99
---------------------------------
Class N       5.16         4.16
---------------------------------
Class Y       5.84
---------------------------------

Average Annual Total Returns*
          For the 1-Year Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A     -10.90%      -16.03%
---------------------------------
Class B     -11.62       -16.04
---------------------------------
Class C     -11.60       -12.49
---------------------------------
Class N     -11.18       -12.07
---------------------------------
Class Y     -10.65
---------------------------------



1. Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's Class A shares ranked #20/384, #130/206 and #42/66 for the one-, five- and 10-year periods ended 4/30/03. Lipper ranking are for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the Fund had high total returns. Past performance is no guarantee of future results.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder,

It is nearly impossible to reflect on the past six months without thinking about the war with Iraq. We experienced a range of emotions in the days leading up to the war and especially as the media brought the war into our homes, as never before.
   At OppenheimerFunds, we face the difficult task of looking beyond the war to see its long-term impact, together with other factors, on the global economy, the financial markets and, in the end, your investment with us. It's a responsibility that we take very seriously and becomes our primary focus during uncertain times like these.
   It is our strong belief that investors can be well served by this professional insight and by the guidance provided by a financial advisor. In partnership with OppenheimerFunds, your financial advisor can help you navigate through this volatile and sometimes unpredictable environment. We encourage you to continue to work closely with your advisor to develop and implement an investment plan that fits your goals and risk tolerance.
   On our end, we continue to be the home to some of the most experienced and talented investment professionals in the industry. They remain focused on proven methods that drive informed, intelligent investment decisions. It is an approach we are proud of and one that has served investors well in a variety of market conditions.
   We've found that in good times and bad, the fundamental principles of investing remain key for financial success. These principles-- investing according to your goals, diversifying your portfolio and benefiting from the value of professional investment advice--are simple ideas that have proven themselves over time, and, we believe, will prove themselves again.
   We thank you for your continued confidence in OppenheimerFunds and encourage you to visit our website, www.oppenheimerfunds.com, or speak with your advisor for up to date information on your investments and the markets.

Sincerely,

/S/ SIGNATURE

John V. Murphy
May 21, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.


                                  PHOTO OF
                                  John V. Murphy
                                  President
                                  Oppenheimer
                                  Value Fund

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 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

1  |  OPPENHEIMER VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Q

How did Oppenheimer Value Fund perform over the six-month period that ended April 30, 2003?

A. We are pleased that the Fund's 5.38% total return (Class A shares without sales charge) during the six-month reporting period exceeded the 4.39% average total return of its peer group, the Lipper Large-Cap Value Funds category. 2
   We believe that the Fund's strong relative performance reflects the success of its investment approach, which emphasizes fundamental research into individual companies. More specifically, we look for under valued companies that we believe have the ability to generate strong cash flows and earnings over long periods of time.

What industry groups and stocks contributed positively to the Fund's performance during the reporting period? Our stock picks in the consumer discretionary sector were most beneficial to the Fund's overall returns. The sector's strong returns were driven by a number of individual investments. EchoStar Communications Corp. benefited from strong fundamentals in the satellite television business, as subscriber growth remained robust. Liberty Media Corp., a media conglomerate, has reported strong results from its various business units, and its stock has responded favorably to investors' expectations that the company may use its capital reserves to acquire additional assets at attractive prices. Athletic footwear manufacturer Nike, Inc. has improved sales, cash flows and profit margins at the same time that it has demonstrated a commitment to shareholder value by paying down debt and buying back shares. 3

Portfolio Manager
Christopher Leavy

2. The Fund's performance is compared to the average return of the 409 funds in the Lipper Large-Cap Value funds category. The Fund's Class A shares ranked #20/384, #130/206 and #42/66 for the one-, five- and 10-year periods ended 4/30/03. Lipper rankings are based on total returns, but do not consider sales charges. Lipper ranking are for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.
3. The Fund's holdings and allocations are subject to change.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

2  |  OPPENHEIMER VALUE FUND

   At property and casualty insurer Aetna, Inc., a new management team has expanded profit margins through a combination of price increases and stronger expense controls. In the utilities area, energy provider Dominion Resources, Inc. benefited from higher natural gas prices, while avoiding many of the missteps affecting its competitors in the deregulated marketplace. 3

What industry groups and stocks detracted from the Fund's performance? Disappointments during the reporting period included several investments in the industrials area. Defense contractor Northrop Grumman's stock declined as investors, who were initially attracted to the stock because of the likelihood of war in Iraq, began to sell as it became apparent that the war could be shorter than they had expected. In our view, the setback was largely unwarranted. We believe the company still has the potential to deliver long-term earnings growth as a result of continued margin expansion and large contract wins. In addition, aerospace manufacturer Boeing Co. was hurt by deteriorating business fundamentals in the airline industry, especially as the period's troubled economic and geopolitical environments continued to plague business and vacation travel. 3
   In the telecommunications group, the Fund received disappointing results from long-distance telephone company AT&T Corp. Although conditions in the company's business services unit appeared to improve during the second half of 2002, its gains proved to be temporary and the company's business fundamentals continued to deteriorate in the opening months of 2003. As a result, we sold the Fund's entire position in AT&T during the period.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

3  |  OPPENHEIMER VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Where are you currently finding the most compelling value-oriented opportunities?
As discussed earlier, we evaluate investment opportunities one company at a time, not according to industry, market or economic trends. However, our search for fundamentally strong, inexpensively-valued companies often leads us to several opportunities within the same area. Such was the case during the reporting period in the media industry. In addition to EchoStar and Liberty Media, attractive opportunities included General Motors Corp.'s Class H shares, which track the performance of its Hughes Electronics subsidiary, the parent company of DirecTV. A competitor of Echostar's Dish Network, DirecTV is expected to benefit from the growth of the satellite television category. 3
   We believe that our ability to identify opportunities such as these is why Oppenheimer Value Fund is an important part of The Right Way to Invest.

Average Annual
Total Returns with
Sales Charge

For the Periods Ended 3/31/03 4

Class A
1-Year    5-Year 10-Year
---------------------------
-24.57%   -5.83%  6.13%

Class B           Since
1-Year    5-Year  Inception
---------------------------
-24.55%   -5.72%  3.61%

Class C           Since
1-Year    5-Year  Inception
---------------------------
-21.42%   -5.42%  1.94%

Class N           Since
1-Year    -Year   Inception
---------------------------
-20.97% N/A       -10.03%

Class Y           Since
1-Year    5-Year  Inception
---------------------------
-19.75%   -4.40%  1.84%

4. See Notes on page 6 for further details.

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 Not part of the semiannual report to Fund shareholders
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4  |  OPPENHEIMER VALUE FUND

Top Ten Common Stock Holdings 6
-------------------------------------------------------------
BP plc, ADR                                              5.5%
-------------------------------------------------------------
Liberty Media Corp., Cl. A                               5.3
-------------------------------------------------------------
Cendant Corp.                                            4.4
-------------------------------------------------------------
Aetna, Inc.                                              4.0
-------------------------------------------------------------
EchoStar Communications Corp., Cl. A                     4.0
-------------------------------------------------------------
CNF Transportation, Inc.                                 3.9
-------------------------------------------------------------
General Motors Corp., Cl. H                              3.8
-------------------------------------------------------------
Nike, Inc., Cl. B                                        3.8
-------------------------------------------------------------
Northrop Grumman Corp.                                   3.6
-------------------------------------------------------------
Lockheed Martin Corp.                                    3.5

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Five Common Stock Industries 6
-------------------------------------------------------------
Media                                                   13.0%
-------------------------------------------------------------
Aerospace & Defense                                      9.7
-------------------------------------------------------------
Insurance                                                9.6
-------------------------------------------------------------
Banks                                                    8.7
-------------------------------------------------------------
Diversified Financials                                   8.1



Sector Allocation 5

[PIE CHART]

o Financials         28.5%
    Insurance        10.3
    Banks             9.4
    Diversified
    Financials        8.8
o Consumer
   Discretionary     20.8
o Industrials        19.9
o Energy              7.1
o Information
   Technology         7.0
o Health Care         5.7
o Materials           3.8
o Telecommunications
   Services           3.3
o Utilities           3.0
o Consumer
   Staples            0.9

5. Portfolio's holdings and allocations are subject to change. Percentages are as of April 30, 2003, and are based on total market value of common stock investments.
6. Portfolio's holdings and allocations are subject to change.
Percentages are as of April 30, 2003, and are based on net assets.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

5  |  OPPENHEIMER VALUE FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 9/16/85. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 5/1/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

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 Not part of the semiannual report to Fund shareholders
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6  |  OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2003 / Unaudited

                                         Market Value
                                Shares     See Note 1
------------------------------------------------------
 Common Stocks--92.8%
--------------------------------------------------------
 Consumer Discretionary--19.3%
--------------------------------------------------------
 Hotels, Restaurants & Leisure--1.0%
 McDonald's Corp.               138,000    $  2,359,800
--------------------------------------------------------
 Leisure Equipment & Products--0.5%
 Mattel, Inc.                    49,100       1,067,434
--------------------------------------------------------
 Media--13.0%
 EchoStar Communications
 Corp., Cl. A 1                 302,600       9,065,896
--------------------------------------------------------
 General Motors
 Corp., Cl. H 1                 731,500       8,631,700
--------------------------------------------------------
 Liberty Media
 Corp., Cl. A 1               1,105,600      12,161,600
                                           -------------
                                             29,859,196

--------------------------------------------------------
 Specialty Retail--1.0%
 OfficeMax, Inc. 1              420,700       2,376,955
--------------------------------------------------------
 Textiles & Apparel--3.8%
 Nike, Inc., Cl. B              160,600       8,596,918
--------------------------------------------------------
 Consumer Staples--0.8%
--------------------------------------------------------
 Tobacco--0.8%
 Altria Group, Inc.              61,500       1,891,740
--------------------------------------------------------
 Energy--6.6%
--------------------------------------------------------
 Energy Equipment & Services--1.1%
 Noble Corp. 1                      700          21,665
--------------------------------------------------------
 Schlumberger Ltd.               59,000       2,473,870
                                           -------------
                                              2,495,535

--------------------------------------------------------
 Oil & Gas--5.5%
 BP plc, ADR                    325,000      12,525,500
--------------------------------------------------------
 Financials--26.4%
--------------------------------------------------------
 Banks--8.7%
 Bank of New York
 Co., Inc. (The)                201,200       5,321,740
--------------------------------------------------------
 Wachovia Corp.                 191,400       7,313,394
--------------------------------------------------------
 Wells Fargo Co.                150,000       7,239,000
                                           -------------
                                             19,874,134

--------------------------------------------------------
 Diversified Financials--8.1%
 Citigroup, Inc.                186,866       7,334,490
--------------------------------------------------------
 Franklin Resources,
 Inc.                           163,200       5,692,416
--------------------------------------------------------
 Freddie Mac                     57,600       3,335,040
--------------------------------------------------------
 Merrill Lynch &
 Co., Inc.                       55,000       2,257,750
                                           -------------
                                             18,619,696

                                         Market Value
                                Shares     See Note 1
--------------------------------------------------------
 Insurance--9.6%

 American International
 Group, Inc.                     41,700    $  2,416,515
--------------------------------------------------------
 Chubb Corp.                    132,000       6,981,480
--------------------------------------------------------
 Prudential Financial,
 Inc.                           232,700       7,439,419
--------------------------------------------------------
 Travelers Property
 Casualty Corp.,
 Cl. A                            3,368          54,663
--------------------------------------------------------
 Travelers Property
 Casualty Corp.,
 Cl. B                          309,320       5,026,450
                                           -------------
                                             21,918,527

--------------------------------------------------------
 Health Care--5.3%
--------------------------------------------------------
 Health Care Providers & Services--4.4%
 Aetna, Inc.                    185,300       9,227,940
--------------------------------------------------------
 Service Corp.
 International 1                231,500         782,470
                                           -------------
                                             10,010,410

--------------------------------------------------------
 Pharmaceuticals--0.9%
 Pfizer, Inc.                    69,160       2,126,670
--------------------------------------------------------
 Industrials--18.5%
--------------------------------------------------------
 Aerospace & Defense--9.7%
 Boeing Co.                     222,500       6,069,800
--------------------------------------------------------
 Lockheed Martin
 Corp.                          160,100       8,013,005
--------------------------------------------------------
 Northrop Grumman Corp.          93,300       8,205,735
                                           -------------
                                             22,288,540

--------------------------------------------------------
 Commercial Services & Supplies--4.4%
 Cendant Corp. 1                698,600       9,976,008
--------------------------------------------------------
 Industrial Conglomerates--0.5%
 Tyco International
 Ltd.                            73,600       1,148,160
--------------------------------------------------------
 Road & Rail--3.9%
 CNF Transportation,
 Inc.                           295,800       8,974,572
--------------------------------------------------------
 Information Technology--6.5%
--------------------------------------------------------
 Computers & Peripherals--1.7%
 Hewlett-Packard
 Co.                            232,000       3,781,600
--------------------------------------------------------
 Electronic Equipment & Instruments--4.8%
 Flextronics International
 Ltd. 1                         814,500       7,126,875

7  |  OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                           Market Value
                                 Shares      See Note 1
--------------------------------------------------------
 Electronic Equipment & Instruments Continued
 Thermo Electron
 Corp. 1                        217,000    $  3,942,890
                                           -------------
                                             11,069,765

--------------------------------------------------------
 Materials--3.6%
--------------------------------------------------------
 Chemicals--0.5%
 FMC Corp. 1                     53,700         973,044
--------------------------------------------------------
 Monsanto Co.                    13,357         232,412
                                           -------------
                                              1,205,456

--------------------------------------------------------
 Metals & Mining--0.5%
 Alcoa, Inc.                     43,400         995,162
--------------------------------------------------------
 Paper & Forest Products--2.6%
 Sappi Ltd.,
 Sponsored ADR                  482,700       5,961,345
--------------------------------------------------------
 Telecommunication Services--3.0%
--------------------------------------------------------
 Diversified Telecommunication Services--2.0%
 Verizon Communi-
 cations, Inc.                  125,500       4,691,190
--------------------------------------------------------
 Wireless Telecommunication Services--1.0%
 Vodafone Group plc,
 Sponsored ADR                  115,400       2,280,304
--------------------------------------------------------
 Utilities--2.8%
--------------------------------------------------------
 Electric Utilities--2.3%
 Dominion Resources,
 Inc.                            76,300       4,515,434
--------------------------------------------------------
 Pepco Holdings,
 Inc.                            42,800         735,304
                                           -------------
                                              5,250,738

--------------------------------------------------------
 Multi-Utilities--0.5%
 Equitable Resources,
 Inc.                            30,000       1,152,600
                                           -------------
 Total Common Stocks
 (Cost $196,791,197)                        212,497,955


                              Principal    Market Value
                                 Amount      See Note 1
--------------------------------------------------------
 Short-Term Notes--2.3%

 Federal Home
 Loan Bank,
 1.20%, 5/1/03
 (Cost $5,200,000)         $  5,200,000  $    5,200,000

--------------------------------------------------------
 Joint Repurchase Agreements--4.4%

 Undivided interest of 14.44% in
 joint repurchase agreement (Market
 Value $70,406,000) with Zions Bank/
 Capital Markets Group, 1.26%, dated
 4/30/03, to be repurchased at
 $10,168,356 on 5/1/03, collateralized
 by U.S. Treasury Nts., 4.625%, 5/15/06,
 with a value of $21,007,167 and
 U.S. Treasury Bonds, 2%, 11/30/04,
 with a value of $50,899,000
 (Cost $10,168,000)          10,168,000      10,168,000

--------------------------------------------------------
 Total Investments,
 at Value
 (Cost $212,159,197)               99.5%    227,865,955
--------------------------------------------------------
 Other Assets
 Net of Liabilities                 0.5       1,139,429
                                 -----------------------
 Net Assets                       100.0%   $229,005,384
                                 -----------------------

Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

8  |  OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2003

--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $212,159,197)--
 see accompanying statement                                       $227,865,955
--------------------------------------------------------------------------------
 Cash                                                                   60,516
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                    2,639,762
 Shares of capital stock sold                                          517,752
 Interest and dividends                                                156,557
 Other                                                                   3,734
                                                                  --------------
 Total assets                                                      231,244,276

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                               1,843,135
 Shares of capital stock redeemed                                      159,093
 Shareholder reports                                                    86,647
 Transfer and shareholder servicing agent fees                          54,425
 Directors' compensation                                                46,414
 Distribution and service plan fees                                     44,141
 Other                                                                   5,037
                                                                  --------------
 Total liabilities                                                   2,238,892


--------------------------------------------------------------------------------
 Net Assets                                                       $229,005,384
                                                                  ==============


--------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of capital stock                             $     14,801
--------------------------------------------------------------------------------
 Additional paid-in capital                                        259,864,918
--------------------------------------------------------------------------------
 Undistributed net investment income                                   101,574
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions          (46,682,667)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments                         15,706,758
                                                                  --------------
 Net Assets                                                       $229,005,384
                                                                  ==============

9  |  OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $156,517,797 and
 10,069,262 shares of capital stock
 outstanding)                                                           $15.54
 Maximum offering price per share (net asset
 value plus sales charge of 5.75% of
 offering price)                                                        $16.49
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price
 per share (based on net assets of $48,300,277
 and 3,143,074 shares of capital stock
 outstanding)                                                           $15.37
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price
 per share (based on net assets of $19,901,129
 and 1,312,913 shares of capital stock
 outstanding)                                                           $15.16
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price
 per share (based on net assets of $2,804,673
 and 182,200 shares of capital stock
 outstanding)                                                           $15.39
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering
 price per share (based on net
 assets of $1,481,508 and 93,726 shares of
 capital stock outstanding)                                             $15.81

 See accompanying Notes to Financial Statements.

10  |  OPPENHEIMER VALUE FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2003

--------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $26,754)           $  1,762,460
--------------------------------------------------------------------------------
 Interest                                                                79,927
                                                                   -------------
 Total investment income                                              1,842,387

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                        673,610
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                181,108
 Class B                                                                240,300
 Class C                                                                 81,524
 Class N                                                                  4,779
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                206,763
 Class B                                                                106,605
 Class C                                                                 31,752
 Class N                                                                  4,097
 Class Y                                                                  7,339
--------------------------------------------------------------------------------
 Accounting service fees                                                  7,500
--------------------------------------------------------------------------------
 Directors' compensation                                                  6,722
--------------------------------------------------------------------------------
 Custodian fees and expenses                                              1,943
--------------------------------------------------------------------------------
 Other                                                                   71,499
                                                                   -------------
 Total expenses                                                       1,625,541
 Less reduction to custodian expenses                                      (237)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                          (27,783)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C                                           (3,601)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                             (746)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class Y                               (9,125)
                                                                   -------------
 Net expenses                                                         1,584,049


--------------------------------------------------------------------------------
 Net Investment Income                                                  258,338


--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments (including
 premiums on options exercised)                                      (2,014,854)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                12,252,790
                                                                   -------------
 Net realized and unrealized gain                                    10,237,936


--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations               $10,496,274
                                                                   =============

 See accompanying Notes to Financial Statements.

11  |  OPPENHEIMER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       Six Months          Year
                                                            Ended         Ended
                                                   April 30, 2003   October 31,
                                                      (Unaudited)          2002
--------------------------------------------------------------------------------
 Operations

 Net investment income                                $   258,338  $    361,047
--------------------------------------------------------------------------------
 Net realized loss                                     (2,014,854)  (27,141,607)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation                 12,252,790    10,745,185
                                                      --------------------------
 Net increase (decrease) in net assets
 resulting from operations                             10,496,274   (16,035,375)

--------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                 (328,372)     (135,466)
 Class B                                                       --            --
 Class C                                                       --            --
 Class N                                                   (4,026)          (43)
 Class Y                                                   (1,634)       (3,575)

--------------------------------------------------------------------------------
 Capital Stock Transactions

 Net increase (decrease) in net assets
 resulting from capital stock
 transactions:
 Class A                                                7,745,871   (14,210,177)
 Class B                                               (1,207,877)   (6,150,602)
 Class C                                                5,830,961     4,299,663
 Class N                                                1,514,103     1,286,579
 Class Y                                                  332,469       563,632

--------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                             24,377,769   (30,385,364)
--------------------------------------------------------------------------------
 Beginning of period                                  204,627,615   235,012,979
                                                     ---------------------------
 End of period [including undistributed net
 investment income of $101,574 and $177,268,
 respectively]                                       $229,005,384  $204,627,615
                                                     ===========================

 See accompanying Notes to Financial Statements.

12  |  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS

                                             Six Months                                               Year
                                                  Ended                                              Ended
                                         April 30, 2003                                           Oct. 31,
Class A                                     (Unaudited)       2002      2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period           $ 14.78    $ 15.93   $ 17.06   $ 20.69   $ 20.91   $ 23.31
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .03        .07       .03       .16       .17       .16
 Net realized and unrealized gain (loss)            .76      (1.21)     (.98)     (.65)      .64       .32
                                               --------------------------------------------------------------
 Total from investment operations                   .79      (1.14)     (.95)     (.49)      .81       .48
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.03)      (.01)     (.18)     (.16)     (.17)     (.12)
 Distributions from net realized gain                --         --        --     (2.98)     (.86)    (2.76)
                                               --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.03)      (.01)     (.18)    (3.14)    (1.03)    (2.88)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.54     $14.78    $15.93    $17.06    $20.69    $20.91
                                               ==============================================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                5.38%     (7.15)%   (5.60)%   (2.60)%    3.60%     2.24%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)      $156,518   $141,563  $166,285  $181,566  $392,483  $456,264
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $149,374   $166,319  $181,631  $234,840  $448,884  $442,138
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                             0.48%      0.38%     0.19%     0.66%     0.68%     0.84%
 Expenses                                          1.23%      1.22%     1.26%     1.17%     1.02%     0.98% 3
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%      336%       86%      135%      106%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

13  |  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

                                             Six Months                                               Year
                                                  Ended                                              Ended
                                         April 30, 2003                                           Oct. 31,
Class B                                     (Unaudited)       2002      2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period           $ 14.64    $ 15.89   $ 16.99   $ 20.58   $ 20.83   $ 23.32
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.03)      (.10)     (.11)     (.05)     (.03)      .02
 Net realized and unrealized gain (loss)            .76      (1.15)     (.97)     (.56)      .66       .30
                                               --------------------------------------------------------------
 Total from investment operations                   .73      (1.25)    (1.08)     (.61)      .63       .32
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --         --      (.02)       --      (.02)     (.05)
 Distributions from net realized gain                --         --        --     (2.98)     (.86)    (2.76)
                                               --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --         --      (.02)    (2.98)     (.88)    (2.81)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.37     $14.64    $15.89    $16.99    $20.58    $20.83
                                               ==============================================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                4.99%     (7.87)%   (6.34)%   (3.28)%    2.79%     1.47%


-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $48,300    $47,323   $57,584   $64,287  $102,736  $123,260
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $48,464    $56,200   $65,115   $79,239  $123,616  $110,240
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     (0.31)%    (0.40)%   (0.57)%   (0.14)%   (0.08)%    0.08%
 Expenses, gross                                   2.15%      2.01%     2.01%     1.93%     1.77%     1.73% 3
 Expenses, net                                     2.03% 4,5  2.01% 4,6 2.01% 4   1.93% 4   1.77% 4   1.73%
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%      336%       86%      135%      106%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER VALUE FUND

                                             Six Months                                               Year
                                                  Ended                                              Ended
                                         April 30, 2003                                           Oct. 31,
Class C                                     (Unaudited)       2002      2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period           $ 14.44    $ 15.67   $ 16.77   $ 20.35   $ 20.60   $ 23.07
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       .03       (.01)     (.08)     (.04)     (.02)      .01
 Net realized and unrealized gain (loss)            .69      (1.22)     (.99)     (.56)      .65       .31
                                               --------------------------------------------------------------
 Total from investment operations                   .72      (1.23)    (1.07)     (.60)      .63       .32
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --         --      (.03)       --      (.02)     (.03)
 Distributions from net realized gain                --         --        --     (2.98)     (.86)    (2.76)
                                               --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --         --      (.03)    (2.98)     (.88)    (2.79)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.16     $14.44    $15.67    $16.77    $20.35    $20.60
                                               ==============================================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                4.99%     (7.85)%   (6.38)%   (3.27)%    2.82%     1.47%


-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $19,901    $13,466   $10,494   $ 9,849   $14,582   $18,204
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $16,474    $12,977   $11,088   $11,975   $17,746   $15,355
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     (0.37)%    (0.41)%   (0.56)%   (0.14)%   (0.07)%    0.06%
 Expenses, gross                                   2.10%      2.00%     2.01%     1.93%     1.77%     1.73% 3
 Expenses, net                                     2.06% 4,5  2.00% 4,6 2.01% 4   1.93% 4   1.77% 4   1.73%
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%      336%       86%      135%      106%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

                                               Six Months                Year
                                                   Ended                Ended
                                           April 30, 2003            Oct. 31,
Class N                                       (Unaudited)     2002    2001 1
--------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period             $ 14.68   $ 15.90   $ 18.08
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         .03       .05     (.02)
 Net realized and unrealized gain (loss)              .73     (1.22)    (2.16)
                                              ----------------------------------
 Total from investment operations                     .76     (1.17)    (2.18)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.05)     (.05)       --
 Distributions from net realized gain                  --        --        --
                                              ----------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.05)     (.05)       --
--------------------------------------------------------------------------------
 Net asset value, end of period                    $15.39    $14.68    $15.90
                                              ==================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                  5.16%    (7.41)%  (12.06)%


--------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $2,805    $1,201       $12
--------------------------------------------------------------------------------
 Average net assets (in thousands)                 $1,936    $  508       $ 5
--------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                        0.04%     0.00%    (0.45)%
 Expenses, gross                                     1.64%     1.49%     1.61%
 Expenses, net                                       1.56% 4,5 1.49% 4,6 1.61% 4
--------------------------------------------------------------------------------
 Portfolio turnover rate                               67%      150%     336%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER VALUE FUND

                                             Six Months                                               Year
                                                  Ended                                              Ended
                                         April 30, 2003                                           Oct. 31,
Class Y                                     (Unaudited)       2002      2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period           $ 14.96    $ 16.20   $ 17.07   $ 20.72   $ 20.97   $ 23.34
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.91)       .06      1.10 1     .17 1     .22       .22
 Net realized and unrealized gain (loss)           1.78      (1.21) 1   (.97) 1   (.63) 1    .64       .34
                                               ---------------------------------------------------------------
 Total from investment operations                   .87      (1.15)     (.87)     (.46)      .86       .56
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.02)      (.09)       --      (.21)     (.25)     (.17)
 Distributions from net realized gain                --         --        --     (2.98)     (.86)    (2.76)
                                               ---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.02)      (.09)       --     (3.19)    (1.11)    (2.93)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.81     $14.96    $16.20    $17.07    $20.72    $20.97
                                               ===============================================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                5.84%     (7.18)%   (5.10)%   (2.42)%    3.81%     2.63%


--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $1,482     $1,074      $638   $     1   $76,571  $136,729
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $1,226     $  955      $155   $48,714   $95,765  $118,010
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                             1.27%      0.33%     0.62%     1.06%     0.90%     1.19%
 Expenses, gross                                   1.92%      3.77%     1.20%     0.97%     0.76%     0.62% 4
 Expenses, net                                     0.42% 5,6  1.23% 5,6 0.83% 5,6 0.97% 5   0.76% 5   0.62%
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%      336%       86%      135%      106%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
See accompanying Notes to Financial Statements.

17 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Value Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

18  |  OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $43,808,574. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of October 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              ----------------------
                              2008       $ 9,239,162
                              2009         5,386,519
                              2010        27,168,039
                                         -----------
                              Total      $41,793,720
                                         ===========

--------------------------------------------------------------------------------
 Directors' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were increased by $2,745 and payments of $3,614 were made to retired directors, resulting in an accumulated liability of $45,730 as of April 30, 2003.

19  |  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the director. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended April 30, 2003 and the year ended October 31, 2002 was as follows:

                                       Six Months Ended        Year Ended
                                         April 30, 2003  October 31, 2002
                 --------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $334,032           $ 139,084
                 Long-term capital gain            --                  --
                 Return of capital                 --                  --
                                             ----------------------------
                 Total                       $334,032            $139,084
                                             ============================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

20  |  OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized 600 million shares of $0.001 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                          Six Months Ended April 30, 2003   Year Ended October 31, 2002
                                Shares        Amount           Shares         Amount
----------------------------------------------------------------------------------------
 Class A
 Sold                        1,927,502    $ 29,318,107       1,908,060    $ 31,560,410
 Dividends and/or
 distributions reinvested       20,386         312,728           7,395         129,115
 Redeemed                   (1,454,880)    (21,884,964)     (2,777,138)    (45,899,702)
                            -----------------------------------------------------------
 Net increase (decrease)       493,008    $  7,745,871        (861,683)   $(14,210,177)
                            ===========================================================

---------------------------------------------------------------------------------------
 Class B
 Sold                          644,593    $  9,687,942         849,996    $ 13,980,805
 Dividends and/or
 distributions reinvested           --              --              --              --
 Redeemed                     (733,954)    (10,895,819)     (1,241,241)    (20,131,407)
                            -----------------------------------------------------------
 Net decrease                  (89,361)   $ (1,207,877)       (391,245)   $ (6,150,602)
                            ===========================================================

---------------------------------------------------------------------------------------
 Class C
 Sold                        1,246,278    $ 18,506,805         508,463    $  8,150,546
 Dividends and/or
 distributions reinvested           --              --              --              --
 Redeemed                     (865,838)    (12,675,844)       (245,484)     (3,850,883)
                            -----------------------------------------------------------
 Net increase                  380,440    $  5,830,961         262,979    $  4,299,663
                            ===========================================================

---------------------------------------------------------------------------------------
 Class N
 Sold                          146,555    $  2,183,264          91,314    $  1,447,129
 Dividends and/or
 distributions reinvested          264           4,022               2              40
 Redeemed                      (46,476)       (673,183)        (10,222)       (160,590)
                            -----------------------------------------------------------
 Net increase                  100,343    $  1,514,103          81,094    $  1,286,579
                            ===========================================================

---------------------------------------------------------------------------------------
 Class Y
 Sold                           28,791    $    435,926          46,172    $    771,487
 Dividends and/or
 distributions reinvested          105           1,632             201           3,570
 Redeemed                       (6,951)       (105,089)        (13,958)       (211,425)
                            -----------------------------------------------------------
 Net increase                   21,945    $    332,469          32,415    $    563,632
                            ===========================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $148,714,617 and $136,189,196, respectively.

21  |  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million, and 0.45% of average annual net assets in excess of $400 million.

--------------------------------------------------------------------------------
 Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  Aggregate       Class A   Concessions  Concessions      Concessions    Concessions
                  Front-End     Front-End    on Class A   on Class B       on Class C     on Class N
              Sales Charges Sales Charges        Shares       Shares           Shares         Shares
 Six Months      on Class A   Retained by   Advanced by  Advanced by      Advanced by    Advanced by
 Ended               Shares   Distributor Distributor 1  Distributor 1  Distributor 1  Distributor 1
----------------------------------------------------------------------------------------------------
 April 30, 2003    $205,574      $85,223        $12,365       $171,522        $52,712        $13,850

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            Class A       Class B        Class C        Class N
                         Contingent    Contingent     Contingent     Contingent
                           Deferred      Deferred       Deferred       Deferred
                      Sales Charges Sales Charges  Sales Charges  Sales Charges
                        Retained by   Retained by    Retained by    Retained by
 Six Months Ended       Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 April 30, 2003              $2,163      $104,265         $2,025         $2,943

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended April 30, 2003, payments under the Class A Plan totaled $181,108, all of

22  |  OPPENHEIMER VALUE FUND
 which were paid by the Distributor to recipients, and included $60,917 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended April 30, 2003, were as follows:

                                                               Distributor's
                                                Distributor's      Aggregate
                                                    Aggregate   Unreimbursed
                                                 Unreimbursed  Expenses as %
               Total Payments  Amount Retained       Expenses  of Net Assets
                   Under Plan   by Distributor     Under Plan       of Class
-----------------------------------------------------------------------------
 Class B Plan        $240,300         $183,422     $2,253,100           4.66%
 Class C Plan          81,524           32,271        445,523           2.24
 Class N Plan           4,779            4,326         42,030           1.50

--------------------------------------------------------------------------------
 5. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases

23  |  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 5. Option Activity Continued
 and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended April 30, 2003 was as follows:

                                                          Call Options
                                              -------------------------
                                              Number of      Amount of
                                              Contracts       Premiums
       ----------------------------------------------------------------
 Options outstanding as of
 October 31, 2002                                    14     $     742
 Options written                                  1,511        72,602
 Options exercised                               (1,525)      (73,344)
                                                -----------------------
 Options outstanding as of
 April 30, 2003                                      --     $      --
                                                =======================

--------------------------------------------------------------------------------
 6. Borrowing and Lending Arrangements
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.

24  |  OPPENHEIMER VALUE FUND

OPPENHEIMER VALUE FUND

 A Series of Oppenheimer Series Fund, Inc.
--------------------------------------------------------------------------------
 Directors and Officers Clayton K. Yeutter, Chairman and Director
                        Donald W. Spiro, Vice Chairman and Director
                        John V. Murphy, President and Director
                        Robert G. Galli, Director
                        Phillip A. Griffiths, Director
                        Joel W. Motley, Director
                        Elizabeth B. Moynihan, Director
                        Kenneth A. Randall, Director
                        Edward V. Regan, Director
                        Russell S. Reynolds, Jr., Director
                        Christopher Leavy, Vice President
                        Robert G. Zack, Secretary
                        Brian W. Wixted, Treasurer


--------------------------------------------------------------------------------
 Investment Advisor     OppenheimerFunds, Inc.


--------------------------------------------------------------------------------
 Distributor            OppenheimerFunds Distributor, Inc.


--------------------------------------------------------------------------------
 Transfer and
 Shareholder            OppenheimerFunds Services
 Servicing Agent


--------------------------------------------------------------------------------
 Independent Auditors   KPMG LLP


--------------------------------------------------------------------------------
 Legal Counsel          Mayer Brown Rowe & Maw

                        The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.


(C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

25  |  OPPENHEIMER VALUE FUND

OPPENHEIMERFUNDS FAMILY

-------------------------------------------------------------------------------------------------------
 Global Equity          Developing Markets Fund                    Global Fund
                        International Small Company Fund           Quest Global Value Fund, Inc.
                        International Growth Fund                  Global Opportunities Fund 1
-------------------------------------------------------------------------------------------------------
 Equity                 Stock                                      Stock & Bond
                        Emerging Technologies Fund                 Quest Opportunity Value Fund
                        Emerging Growth Fund                       Total Return Fund, Inc.
                        Enterprise Fund                            Quest Balanced Value Fund
                        Discovery Fund                             Capital Income Fund
                        Main Street Small Cap Fund(R)              Multiple Strategies Fund
                        Small Cap Value Fund                       Disciplined Allocation Fund
                        MidCap Fund                                Convertible Securities Fund
                        Main Street Opportunity Fund(R)            Specialty
                        Growth Fund                                Real Asset Fund(R)
                        Capital Appreciation Fund                  Gold & Special Minerals Fund
                        Main Street Fund(R)2                       Tremont Market Neutral Fund, LLC 3
                        Value Fund                                 Tremont Opportunity Fund, LLC 3
                        Quest Capital Value Fund, Inc.
                        Quest Value Fund, Inc.
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
-------------------------------------------------------------------------------------------------------
 Income                 Taxable                                    Rochester Division
                        International Bond Fund                    California Municipal Fund 5
                        High Yield Fund                            New Jersey Municipal Fund 5
                        Champion Income Fund                       AMT-Free New York Municipals 5,6
                        Strategic Income Fund                      Municipal Bond Fund
                        Bond Fund                                  Limited Term Municipal Fund
                        Total Return Bond Fund                     Rochester National Municipals
                        Senior Floating Rate Fund                  Rochester Fund Municipals
                        U.S. Government Trust                      Limited Term New York Municipal Fund
                        Limited-Term Government Fund               Pennsylvania Municipal Fund 5
                        Capital Preservation Fund 4
-------------------------------------------------------------------------------------------------------
 Select Managers        Stock                                      Stock & Bond
                        Mercury Advisors Focus Growth Fund         QM Active Balanced Fund 4
                        Gartmore Millennium Growth Fund II
                        Jennison Growth Fund
                        Salomon Brothers All Cap Fund
                        Mercury Advisors S&P 500(R) Index Fund 4
-------------------------------------------------------------------------------------------------------
 Money Market 7         Money Market Fund, Inc.                    Cash Reserves

1. The Fund's name changed from Oppenheimer Global Growth & Income Fund on
6/1/03.
2. The Fund's name changed from Oppenheimer Main Street Growth & Income Fund(R) on 4/30/03.
3. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
4. Available only through qualified retirement plans.
5. Available to investors only in certain states.
6. The Fund's name changed from Oppenheimer New York Municipal Fund on 1/22/03.
7. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

26  |  OPPENHEIMER VALUE FUND

1.800.CALL OPP PHONELINK

Call 1.800.CALL OPP (1.800.225.5677) for answers to many of your questions. Our automated speech recognition system provides you access to all the information and services you need.

With PhoneLink you can:

 [] Obtain account balances, share price (NAV) and dividends paid

 [] Verify your most recent transactions

 [] Buy, redeem or exchange mutual fund shares

 [] Create custom lists of your accounts, funds or market indices

 [] Order duplicate statements or Form 1099 DIV

 [] Obtain market data (closing market information for Dow Jones Industrial
    Average, Nasdaq Composite and S&P 500 Index)

 [] Speak to a Customer Service Representative 1 by saying "Agent" when prompted

 [] And more!

Quick list of PhoneLink commands

Say                                     To:

[Account # or Social Security # + PIN]  Get dollar and share balances, NAVs, transaction history or request
                                        transactions

[Fund name, share class]                Get current price/dividend information

Balance                                 Hear your balance/list of accounts

History                                 Hear your most recent transactions

Purchase or buy                         Buy shares

Exchange                                Exchange shares

Liquidation or redemption               Sell shares

Dow Jones or Market Indices             Hear closing market information
                                        (Dow Jones Industrial Average, Nasdaq
                                        Composite and S&P 500)

Custom list                             Create, play or edit custom list of your
                                        accounts, funds or market indices

1. You may speak to a Customer Service Representative during normal business hours.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

27  |  OPPENHEIMER VALUE FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

 We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct, our electronic document delivery service
o Your transactions with us, our  affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

Protection of Information
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

Security
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
 o Account access
 o Create a user ID and profile
 o User profile
 o eDocs Direct, our electronic document delivery service

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

28  |  OPPENHEIMER VALUE FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com.

Emails and Encryption
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com for assistance.
o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the Log Out of Account Area button before you close your browser.

Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

How You Can Help
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.CALL OPP (1.800.225.5677).

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

29  |  OPPENHEIMER VALUE FUND

INFORMATION AND SERVICES

Get This Report Online!
You can quickly view, download and print this report at your convenience. It's EASY, FAST, CONVENIENT, and FREE! With OppenheimerFunds eDocs Direct, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll cut down on paper mail and help reduce fund expenses!

Sign up for eDocs Direct today at
www.oppenheimerfunds.com

GRAPHIC OMITTED
eDocs Direct

-------------------------------------------------------------------------------
Internet
24-hr access to account information and transactions 1
www.oppenheimerfunds.com
-------------------------------------------------------------------------------
PhoneLink 1 and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
For Overnight Delivery
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
-------------------------------------------------------------------------------
Ticker Symbols
Class A: CGRWX  Class B: CGRBX  Class C: CGRCX  Class N: CGRNX  Class Y: CGRYX
--------------------------------------------------------------------------------

1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

                                                         [GRAPHIC]
                                                    OppenheimerFunds[R]
                                                     Distributor, Inc.

RS0375.001.0403  June 27, 2003

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)